Financial Risk (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	$ 5,750	$ 0
Loans at amortized cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,892,997
Financial assets at end of period	4,911,397	5,892,997
Loans at amortized cost | Cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,892,997
Financial assets at end of period	4,911,397	5,892,997
Sale of the outstanding credit-impaired loan in Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at end of period	11,600
Book value	52,100
Financial instruments credit-impaired [member] | Loans at amortized cost | Cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	54,573	49,439
Classified as credit-impaired during the year	2,100
Change in expected credit losses allowance	(744)	7,164
Recoveries of amounts previously written off	139	52
Interest income	626	323
Write-offs	(52,106)	(2,405)
Financial assets at end of period	$ 4,588	$ 54,573